Income Taxes - Schedule of Loss from Operations Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Pretax loss United States	$ (53,430)	$ (42,722)
Pretax loss Foreign	5	(25)
Pretax loss before income taxes	$ (53,425)	$ (42,747)